Provisions and Other Non-Current Liabilities	12 Months Ended
Dec. 31, 2022
Text block [abstract]
Provisions and Other Non-Current Liabilities
Note 22: Provisions and Other
Non-Current
Liabilities

	December 31,

	2022	2021
Net defined benefit plan obligations (see note 26)	526	506
Deferred compensation and employee incentives	72	99
Provisions	86	94
Other non-current liabilities	7	10
Total provisions and other non-current liabilities	691	709
The following table presents the movement in provisions for the years ended December 31, 2022 and 2021:

	Employee- Related	Facilities- Related	Other	Total
Balance as of December 31, 2020	46	28	177	251
Charges	56	4	(1)	59
Utilization	(60)	(3)	(14)	(77)
Translation and other, net	1	-	(33)	(32)
Balance as of December 31, 2021	43	29	129	201
Less: short-term provisions	42	4	61	107
Long-term provisions	1	25	68	94
Balance as of December 31, 2021	43	29	129	201
Charges	63	-	3	66
Utilization	(55)	(3)	(13)	(71)
Translation and other, net	1	(3)	-	(2)
Balance as of December 31, 2022	52	23	119	194
Less: short-term provisions	50	3	55	108
Long-term provisions	2	20	64	86
Employee-related
The employee-related provisions consisted of severance.
Facilities-related
Facilities-related provisions include lease retirement obligations, which arise when the Company agrees to restore a leased property to a specified condition at the completion of the lease period. Lease retirement provisions relate primarily to leases which expire over the next four years.

Other
Other includes provisions related to items such as disposed businesses, legal matters and health care.